Accounts receivable, prepaids and other - Schedule of Accounts Receivable, Prepaids and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Current portion of derivative instruments (Note 14)	$ 12,823	$ 3,252
Supplier advances	7,291	5,208
Prepaid expenses	4,151	4,903
Other receivables	7,847	7,943
Accounts receivable, prepaids and other	$ 32,112	$ 21,306